Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2014

Collection Period	31-Dec-14	30/360 Days	35	Collection Period Start	10-Dec-14
Distribution Date	15-Jan-15	Actual/360 Days	36	Collection Period End	31-Dec-14
				Prior Month Settlement Date	10-Dec-14
				Current Month Settlement Date	15-Jan-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	913,955,005.43	887,484,908.12	1.002336
Yield Supplement Overcollaterization		28,538,338.78	28,538,338.78	27,246,877.71
Total Adjusted Portfolio		885,416,666.65	885,416,666.65	860,238,030.41
Total Adjusted Securities		885,416,666.65	885,416,666.65	860,238,030.41	0.971563
Class A-1 Notes	0.23000%	179,000,000.00	179,000,000.00	153,821,363.76	0.859337
Class A-2 Notes	0.60000%	243,000,000.00	243,000,000.00	243,000,000.00	1.000000
Class A-3 Notes	1.11000%	343,000,000.00	343,000,000.00	343,000,000.00	1.000000
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,178,636.24	41,170.00	140.6627723	0.2300000
Class A-2 Notes	0.00	141,750.00	-	0.5833333
Class A-3 Notes	0.00	370,154.17	-	1.0791667
Class A-4 Notes	0.00	137,180.56	-	1.6138889
Certificates	0.00	0.00	-	-
Total Securities	25,178,636.24	690,254.73

I. COLLECTIONS

Interest:
Interest Collections		2,293,697.33
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,293,697.33

Principal:
Principal Collections		26,440,804.87
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		26,440,804.87

Recoveries of Defaulted Receivables		0.00
Servicer Advances		0.00

Total Collections		28,734,502.20

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	45,559	885,416,666.65
Total Principal Payment		25,178,636.24
	45,094	860,238,030.41

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2014

III. DISTRIBUTIONS

Total Collections	28,734,502.20
Reserve Account Draw	0.00
Total Available for Distribution	28,734,502.20

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	761,629.17
Servicing Fee Paid	761,629.17
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	41,170.00

Class A-1 Notes Monthly Interest Paid	41,170.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	141,750.00

Class A-2 Notes Monthly Interest Paid	141,750.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	370,154.17

Class A-3 Notes Monthly Interest Paid	370,154.17
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	137,180.56

Class A-4 Notes Monthly Interest Paid	137,180.56
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	690,254.73
Total Note Monthly Interest Paid	690,254.73
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	27,282,618.30

4. Total Monthly Principal Paid on the Notes	25,178,636.24

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	25,178,636.24
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,103,982.06
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,103,982.06

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,213,541.67
Required Reserve Account Amount	2,213,541.67
Beginning Reserve Account Balance	2,213,541.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,213,541.67

Required Reserve Account Amount for Next Period	2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon	2.87%
Weighted Average Remaining Maturity	54.69

Principal Recoveries of Defaulted Receivables	0.00
Principal on Defaulted Receivables	29,292.44
Pool Balance at Beginning of Collection Period	913,955,005.43
Net Loss Ratio	0.04%

Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.04%
Average Net Loss Ratio	0.01%

Cumulative Net Losses for all Periods	29,292.44

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,936,881.69	92
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	1,936,881.69	92
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO